Note 8 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Notes Tables
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
	Year Ended December 31,
	2019	2020	2021
	$	$	$

Cayman Islands	3,843	3,805	5,652
U.S.	17,251	33,266	34,318
PRC	5,586	5,912	6,368
BVI	13,568	20,873	18,336
Australia	85	(35)	(36)

Loss before income tax	40,333	63,821	64,638

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	Year Ended December 31,
	2019	2020	2021
	$	$	$

Current income tax	-	-	3,570
Deferred income tax	-	-	-

Income tax expenses	-	-	3,570

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	Year Ended December 31,
	2019	2020	2021
	$	$	$

Loss before income tax	40,333	63,821	64,638

Expected income tax benefit	8,470	13,403	13,574
Tax rate difference	(3,425)	(4,653)	(3,796)
Non-deductible expenses	(5,228)	(688)	(788)
Research tax credits	2,360	641	1,096
Non-taxable income	-	120	21
Tax preference	-	-	3,755
Others	(99)	68	(262)
Change in valuation allowance	(2,078)	(8,891)	(17,170)

Total income tax expenses	-	-	(3,570)

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	December 31,
	2020	2021
	$	$
Deferred tax assets:
Net operating loss carryforward	18,034	24,211
Deferral of tax deduction of R&D expenses	5,674	6,757
Share-based compensation	1,768	1,482
Deferred revenue		9,510
Research tax credits	3,002	4,063
Operating lease liabilities	452	422
Accruals and reserves	5	11
Total deferred tax assets	28,935	46,456

Deferred tax liabilities:
Unrealized gain	-	(37)
Depreciation	-	(254)
Operating lease right-of-use assets	(473)	(420)
Total deferred tax liabilities	(473)	(711)

Total gross deferred tax assets	28,462	45,745
Less: valuation allowance	(28,462)	(45,745)

Net deferred tax assets	-	-

Summary of Income Tax Contingencies [Table Text Block]
	Year Ended December 31,
	2019	2020	2021
	$	$	$

Beginning balance, as of January 1	624	956	730
Additions based on tax positions related to prior tax years	332	-	283
Reductions based on tax positions related to prior tax years	-	(226)	-
Additions based on tax positions related to current tax year	-	-	52
Ending balance, as of December 31
	956	730	1,065